Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of Intangible assets

	2023			2022
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,931	3,763	13,694	9,939	3,050	12,989
Currency translation and other adjustments	—	—	—	(8)	(3)	(11)
Acquisitions of companies and businesses	159	37	196	—	—	—
Additions	—	762	762	—	743	743
Disposals and write-off of fully amortised assets	—	(115)	(115)	—	(27)	(27)
At 31 December	10,090	4,447	14,537	9,931	3,763	13,694

Accumulated amortisation and impairment
At 1 January	4,409	2,169	6,578	4,417	1,849	6,266
Currency translation and other adjustments	—	—	—	(8)	(4)	(12)
Disposals and write-off of fully amortised assets	—	(116)	(116)	—	(17)	(17)
Impairment of intangible assets	1	22	23	—	—	—
Amortisation charge for the year	—	438	438	—	341	341
At 31 December	4,410	2,513	6,923	4,409	2,169	6,578
Net book value at 31 December	5,680	1,934	7,614	5,522	1,594	7,116

(1)	Principally consists of internally generated software.